RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS [abstract]
Disclosure of related party transactions

34.   RELATED PARTY TRANSACTIONS

Parties are considered to be related to the Group if the Group has the ability, directly or indirectly, to control or jointly control the party or exercise significant influence over the party in making financial and operating decisions, or vice versa, or where the Group and the party are subject to control or common control. Related parties may be individuals (being members of key management personnel, significant shareholders and/or their close family members) or other entities and include entities which are under the significant influence of related parties of the Group where those parties are individuals, and post-employment benefit plans which are for the benefit of employees of the Group or of any entity that is a related party of the Group.

(a)   Transactions with Sinopec Group Company and fellow subsidiaries, associates and joint ventures

The Group is part of a larger group of companies under Sinopec Group Company, which is controlled by the PRC government, and has significant transactions and relationships with Sinopec Group Company and fellow subsidiaries. Because of these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

The principal related party transactions with Sinopec Group Company and fellow subsidiaries, associates and joint ventures, which were carried out in the ordinary course of business are as follows:

		Years ended December 31,
	Note	2016	2017	2018
		RMB	RMB	RMB
Sales of goods	(i)	194,179	244,211	272,789
Purchases	(ii)	118,242	165,993	192,224
Transportation and storage	(iii)	1,333	7,716	7,319
Exploration and development services	(iv)	27,201	21,210	23,489
Production related services	(v)	10,816	20,824	28,472
Ancillary and social services	(vi)	6,584	6,653	6,664
Operating lease charges for land	(vii)	10,474	8,015	7,765
Operating lease charges for buildings	(vii)	449	510	521
Other operating lease charges	(vii)	456	626	869
Agency commission income	(viii)	129	127	113
Interest income	(ix)	209	807	848
Interest expense	(x)	996	554	1,110
Net deposits (placed with)/withdrawn from related parties	(ix)	(21,770)	(7,441)	6,457
Net funds (repaid to)/obtained from related parties	(xi)	(19,318)	19,661	31,684

The amounts set out in the table above in respect of each of the years in the three-year period ended December 31, 2018 represent the relevant costs and income as determined by the corresponding contracts with the related parties.

There was no guarantee given to banks by the Group in respect of banking facilities to related parties as of December 31, 2017 and 2018, except for the guarantees disclosed in Note 32.

The directors of the Company are of the opinion that the above transactions with related parties were conducted in the ordinary course of business and on normal commercial terms or in accordance with the agreements governing such transactions, and this has been confirmed by the independent non-executive directors.

Notes:

(i)	Sales of goods represent the sale of crude oil, intermediate petrochemical products, petroleum products and ancillary materials.
(ii)

Purchases represent the purchase of materials and utility supplies directly related to the Group’s operations such as the procurement of raw and ancillary materials and related services, supply of water, electricity and gas.

(iii)	Transportation and storage represent the cost for the use of railway, road and marine transportation services, pipelines, loading, unloading and storage facilities.
(iv)	Exploration and development services comprise direct costs incurred in the exploration and development such as geophysical, drilling, well testing and well measurement services.
(v)

Production related services represent ancillary services rendered in relation to the Group’s operations such as equipment repair and general maintenance, insurance premium, technical research, communications, firefighting, security, product quality testing and analysis, information technology, design and engineering, construction of oilfield ground facilities, refineries and chemical plants, manufacture of replacement parts and machinery, installation, project management, environmental protection and management services.

(vi)

Ancillary and social services represent expenditures for social welfare and support services such as educational facilities, media communication services, sanitation, accommodation, canteens, property maintenance.

(vii)	Operating lease charges represent the rental paid to Sinopec Group Company for operating leases in respect of land, buildings and equipment.
(viii)	Agency commission income represents commission earned for acting as an agent in respect of sales of products and purchase of materials for certain entities owned by Sinopec Group Company.
(ix)

Interest income represents interest received from deposits placed with Sinopec Finance Company Limited and Sinopec Century Bright Capital Investment Limited, finance companies controlled by Sinopec Group Company. The applicable interest rate is determined in accordance with the prevailing saving deposit rate. The balance of deposits as of December 31, 2017 and 2018 were RMB 47,514 and RMB 41,057, respectively.

(x)	Interest expense represents interest charges on the loans obtained from Sinopec Group Company and fellow subsidiaries.
(xi)	The Group obtained loans, discounted bills and others from Sinopec Group Company and fellow subsidiaries.

In connection with the Reorganization, the Company and Sinopec Group Company entered into a number of agreements under which 1) Sinopec Group Company will provide goods and products and a range of ancillary, social and supporting services to the Group and 2) the Group will sell certain goods to Sinopec Group Company. These agreements impacted the operating results of the Group for the year ended December 31, 2018. The terms of these agreements are summarized as follows:

•

The Company has entered into a non-exclusive “Agreement for Mutual Provision of Products and Ancillary Services” (“Mutual Provision Agreement”) with Sinopec Group Company effective from January 1, 2000 in which Sinopec Group Company has agreed to provide the Group with certain ancillary production services, construction services, information advisory services, supply services and other services and products. While each of Sinopec Group Company and the Company is permitted to terminate the Mutual Provision Agreement upon at least six months notice, Sinopec Group Company has agreed not to terminate the agreement if the Group is unable to obtain comparable services from a third party. The pricing policy for these services and products provided by Sinopec Group Company to the Group is as follows:

(1)	the government-prescribed price;
(2)	where there is no government-prescribed price, the government-guidance price;
(3)	where there is neither a government-prescribed price nor a government-guidance price, the market price; or
(4)	where none of the above is applicable, the price to be agreed between the parties, which shall be based on a reasonable cost incurred in providing such services plus a profit margin not exceeding 6%.
•

The Company has entered into a non-exclusive “Agreement for Provision of Cultural and Educational, Health Care and Community Services” with Sinopec Group Company effective from January 1, 2000 in which Sinopec Group Company has agreed to provide the Group with certain cultural, educational, health care and community services on the same pricing terms and termination conditions as described in the above Mutual Provision Agreement.

•

The Company has entered into a series of lease agreements with Sinopec Group Company to lease certain lands and buildings effective on January 1, 2000. The lease term is 40 or 50 years for lands and 20 years for buildings, respectively. The Company and Sinopec Group Company can renegotiate the rental amount every three years for land. The Company and Sinopec Group Company can renegotiate the rental amount for buildings every year. However such amount cannot exceed the market price as determined by an independent third party.

•

The Company has entered into agreements with Sinopec Group Company effective from January 1, 2000 under which the Group has been granted the right to use certain trademarks, patents, technology and computer software developed by Sinopec Group Company.

•

The Company has entered into a service stations franchise agreement with Sinopec Group Company effective from January 1, 2000 under which its service stations and retail stores would exclusively sell the refined products supplied by the Group.

•

On the basis of a series of continuing connected transaction agreements signed in 2000, the Company and Sinopec Group Company have signed the Fifth Supplementary Agreement and the Fourth Revised Memorandum of land use rights leasing contract on August 24, 2018, which took effect on January 1, 2019 and made adjustment to "Mutual Supply Agreement", "Agreement for Provision of Cultural and Educational, Health Care and Community Services", "Buildings Leasing Contract", "Intellectual Property Contract" and "Land Use Rights Leasing Contract" etc.,. The memorandum was effective since January 1, 2019. Sinopec Group Company agreed to lease 410 million square meters of land to the Company, and to adjust the total fee of land to about RMB 14 billion, according to the newly confirmed area of leasing land and the situation of land market.

Amounts due from/to Sinopec Group Company and fellow subsidiaries, associates and joint ventures included in the following accounts captions are summarized as follows:

	December 31,
	2017	2018
	RMB	RMB

Trade accounts receivable and bills receivable	13,174	7,555
Prepaid expenses and other current assets	5,633	7,665
Long-term prepayments and other assets	20,726	23,482
Total	39,533	38,702

Trade accounts payable and bills payable	24,104	17,530
Contract liabilities	—	3,273
Other payables	20,990	18,160
Other long-term liabilities	10,165	12,470
Short-term loans and current portion of long-term loans from Sinopec Group Company and fellow subsidiaries	25,311	31,665
Long-term loans excluding current portion from Sinopec Group Company and fellow subsidiaries	43,320	42,516
Total	123,890	125,614

Amounts due from/to Sinopec Group Company and fellow subsidiaries, associates and joint ventures, other than short-term loans and long-term loans, bear no interest, are unsecured and are repayable in accordance with normal commercial terms. The terms and conditions associated with short-term loans and long-term loans payable to Sinopec Group Company and fellow subsidiaries are set out in Note 26.

The long-term borrowings mainly include an interest-free loan with a maturity period of 20 years amounting to RMB 35,560 from the Sinopec Group Company (a state-owned enterprise) through the Sinopec Finance. This borrowing is a special arrangement to reduce financing costs and improve liquidity of the Company during its initial global offering in 2000.

As of and for the years ended December 31, 2017 and 2018, no individually significant impairment losses for bad and doubtful debts were recognized in respect of amounts due from Sinopec Group Company and fellow subsidiaries, associates and joint ventures.

(b)   Key management personnel emoluments

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, directly or indirectly, including directors and supervisors of the Group. The key management personnel compensation is as follows:

	Years ended December 31,
	2016	2017	2018
	RMB’000	RMB’000	RMB’000

Short-term employee benefits	5,648	5,344	5,745
Retirement scheme contributions	499	424	351
	6,147	5,768	6,096

(c)   Contributions to defined contribution retirement plans

The Group participates in various defined contribution retirement plans organized by municipal and provincial governments for its staff. The details of the Group’s employee benefits plan are disclosed in Note 35. As of December 31, 2017 and 2018, the accrual for the contribution to post-employment benefit plans was not material.

(d)   Transactions with other state-controlled entities in the PRC

The Group is a state-controlled energy and chemical enterprise and operates in an economic regime currently dominated by entities directly or indirectly controlled by the PRC government through its government authorities, agencies, affiliations and other organizations (collectively referred as “state-controlled entities”).

Apart from transactions with Sinopec Group Company and fellow subsidiaries, the Group has transactions with other state-controlled entities, include but not limited to the following:

•	sales and purchases of goods and ancillary materials;
•	rendering and receiving services;
•	lease of assets;
•	depositing and borrowing money; and
•	use of public utilities.

These transactions are conducted in the ordinary course of the Group’s business on terms comparable to those with other entities that are not state-controlled.